Finance Income (Details) - USD ($) $ in Thousands	3 Months Ended			9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022		Sep. 30, 2023	Sep. 30, 2022
Finance income.
Interest income - bank deposits	$ 5,761	$ 3,364		$ 17,338	$ 10,380
Net foreign exchange gain on derivative instruments - unrealized		1,263
Net foreign exchange gain on derivative instruments - realized		1,785		420	655
Fair value gain on embedded options and interest rate caps	62			475
Total Finance income	$ 5,823	$ 6,412	[1]	$ 18,233	$ 11,035	[1]

[1]	re-presented to reflect the remeasurement period adjustments, as required by IFRS 3, in respect of updates to the accounting for the GTS SP5 Acquisition in March 2022 and MTN SA Acquisition in May 2022.